Non-IFRS measures	6 Months Ended
Jun. 30, 2026
Non-IFRS measures [Abstract]
Non-IFRS measures
Note 13: Non-IFRS measures

Throughout this Interim Financial Information Q2 and H1 2026, we provide a number of key performance indicators used by our management and often used by competitors in our industry. For details on the Key Performance Indicators, refer to Item 5. Operating and Financial Review and Prospects of our 2025 Form 20-F.

Reconciliation of Non-IFRS measures

Adjusted EBITDA

The following table sets forth a reconciliation of Adjusted EBITDA to profit/(loss) for the financial period, the most comparable IFRS financial measure, for the periods ended 30 June 2026 and 30 June 2025.

	For the 3 months ended 30 June 2026 USD’000	For the 3 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2026 USD’000	For the 6 months ended 30 June 2025 USD’000
Profit for the financial period	277,803	75,335	457,533	138,525
Income tax expense	1,413	2,660	2,201	4,079
Depreciation charge of property, plant and equipment	47,201	50,977	95,186	100,502
Amortisation charge of intangible assets	–	107	83	212
Gain on disposal of assets	(39,312)	–	(71,838)	–
Share of profit of equity-accounted investees, net of tax	(10,969)	(2,957)	(20,937)	(5,993)
Interest income	(3,493)	(3,424)	(5,834)	(6,084)
Interest expense	10,186	12,475	22,518	26,836
Capitalised financing fees written off	977	6	977	792
Other finance expense/(income)	4,100	(1,005)	6,062	398
Reversal of impairment of trade receivables	(576)	–	–	–
Adjusted EBITDA	287,330	134,174	485,951	259,267

Time charter equivalent (or “TCE”)

The following table reconciles our revenue (Hafnia Vessels and TC Vessels), the most directly comparable IFRS financial measure, to TCE income per operating day.

(in USD’000 except operating days and TCE income per operating day)	For the 3 months ended 30 June 2026	For the 3 months ended 30 June 2025	For the 6 months ended 30 June 2026	For the 6 months ended 30 June 2025
Revenue (Hafnia Vessels and TC Vessels)	505,660	346,564	918,583	686,907
Revenue (External Vessels in Disponent-Owner Pools)	310,119	207,591	568,418	415,158
Less: Voyage expenses (Hafnia Vessels and TC Vessels)	(132,753)	(115,406)	(263,181)	(236,998)
Less: Voyage expenses (External Vessels in Disponent-Owner Pools)	(82,933)	(82,949)	(162,749)	(169,172)
Less: Pool distributions for External Vessels in Disponent-Owner Pools	(227,186)	(124,642)	(405,669)	(245,986)
TCE income	372,907	231,158	655,402	449,909
Operating days	8,496	9,454	17,829	18,968
TCE income per operating day	43,891	24,452	36,758	23,720

Revenue, voyage expenses and pool distributions in relation to External Vessels in Disponent-Owner Pools net to zero, and therefore the calculation of TCE income is unaffected by these items:

(in USD’000 except operating days and TCE income per operating day)	For the 3 months ended 30 June 2026	For the 3 months ended 30 June 2025	For the 6 months ended 30 June 2026	For the 6 months ended 30 June 2025
Revenue (Hafnia Vessels and TC Vessels)	505,660	346,564	918,583	686,907
Less: Voyage expenses (Hafnia Vessels and TC Vessels)	(132,753)	(115,406)	(263,181)	(236,998)
TCE income	372,907	231,158	655,402	449,909
Operating days	8,496	9,454	17,829	18,968
TCE income per operating day	43,891	24,452	36,758	23,720

‘TCE income’ as used by management is therefore only illustrative of the performance of the Hafnia Vessels and the TC Vessels; not the External Vessels in our Pools.

For the avoidance of doubt, in all instances where we use the term “TCE income” and it is not succeeded by “(voyage charter)”, we are referring to TCE income from revenue and voyage expenses related to both voyage charter and time charter.